-------------------------

                                                  OMB APPROVAL

                                                  -------------------------

                                                  OMB Number:3235-0307
                                                  Expires:May 31, 2000
                                                  Estimated average
                                                  burden hours per
                                                  response:212.95

                                                  -------------------------


      As filed with the Securities and Exchange Commission on March 1, 1999


                         File Nos. 2-96141 and 811-4244

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 20


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 17


                             SOUND SHORE FUND, INC.

                               Two Portland Square
                              Portland, Maine 04101
                                  203-629-1980


                            David I. Goldstein, Esq.
                         Forum Financial Services, Inc.
                               Two Portland Square
                              Portland, Maine 04101



                                   Copies to:
                             Margaret Bancroft, Esq.
                             Dechert Price & Rhoads
                              30 Rockefeller Plaza
                               New York, NY 10112


         It is proposed that this filing will become effective:


    [ ]   immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
    [ ]  on ___________  pursuant to Rule 485,  paragraph  (b)
    [X]  60 days after filing pursuant to Rule 485, paragraph (a)(1)
    [ ]  on ___________  pursuant to Rule 485,  paragraph  (a)(1)
    [ ]  75 days  after  filing  pursuant  to Rule 485, paragraph (a)(2)
    [ ]  on ___________ pursuant to Rule 485, paragraph (a)(2)

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Sound Shore Fund

LOGO







                                SOUND SHORE FUND


                                   PROSPECTUS


                                   MAY 1, 1999








       The Fund's investment objective is long-term capital appreciation.
               Shares of the Fund are offered to investors without any sales charge or Rule 12b-1 (distribution) fees.








             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
             OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER
                  THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY............................................    XX

         PERFORMANCE....................................................    XX

         FEE TABLES.....................................................    XX

         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS....................    XX

         MANAGEMENT.....................................................    XX

         YOUR ACCOUNT...................................................    XX

                  How to Contact the Fund                                   XX
                  General Information                                       XX
                  Buying Shares                                             XX
                  Selling Shares                                            XX
                  Exchange Privileges                                       XX
                  Retirement Accounts                                       XX

         OTHER INFORMATION..............................................    XX

         FINANCIAL HIGHLIGHTS...........................................    XX

RISK/RETURN SUMMARY

THE INVESTMENT GOAL OF THE SOUND SHORE FUND (THE "FUND")
Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGY The investment objective of the Fund is to seek growth of capital, and investments will be made based upon their potential for capital growth. In seeking to meet this objective, the Fund intends to purchase equity securities that management believes display good growth potential and are selling at a discount to perceived value in the marketplace. Current income, while considered important, will be secondary to the objective of capital growth.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occurs:

     o   The stock market goes down
     o   Value stocks fall out of favor with the stock market
     o The stock market continues to undervalue the stocks in the Fund's portfolio
     o The judgment of the investment adviser to the Fund, Sound Shore Management, Inc. (the "Adviser"), as to the value of a stock proves to be wrong

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for investors who:

     o Are willing to tolerate significant changes in the value of their investment
     o    Are pursuing a long-term goal
     o Are willing to accept higher short-term risk for higher potential long-term returns

The Fund may NOT be appropriate for investors who:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE

The following chart illustrates the variability of the Fund's returns. This chart and the following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return of the Fund for each calendar year it has been in existence.

                     [EDGAR REPRESENTATION OF GRAPH CHART]


Year      Average Annual Total Return
----      ---------------------------
1989       22.42%
1990      -10.64%
1991       32.24%
1992       21.17%
1993       11.96%
1994        0.30%
1995       29.87%
1996       33.27%
1997       36.40%
1998       16.34%


During the periods shown in the chart, the highest quarterly return was 16.57% (for the quarter ended March 31, 1991) and the lowest quarterly return was -15.21% (for the quarter ended September 30, 1990).

The following table compares the Fund's average annual total return as of December 31, 1998 to the S&P 500 Index.

YEAR(S)                                 FUND          S&P 500 INDEX
1 Year (1/1/1998-12/31/98)             4.40%              28.58%
5 Years (1/1/1994-12/31/1998)          19.83%             24.03%
10 Years (1/1/1989-12/31/1998)         17.10%             19.18%
Since Inception (5/xx/85-12/31/98)     16.34%             18.11%

The S&P 500(R)Index is the Standard & Poor's 500(R)Index, a widely recognized, unmanaged index of common stock prices. The S&P 500 figures assume reinvestment of all dividends paid by stocks included in the Index.

FEE TABLES

The following tables describe the various fees and expenses that you will bear if you invest in the Fund.

Shareholder transaction expenses are charges you pay when buying, selling or exchanging shares of the Fund. Operating expenses, which include fees and expenses for the Adviser and shareholder services, are paid out of the Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.

           SHAREHOLDER FEES (fees paid directly from your investment)
                Maximum Sales Charge (Load) Imposed on Purchases                               None
                Maximum Sales Charge (Load) Imposed on Reinvested Distributions                None
                Maximum Deferred Sales Charge (Load)                                           None
                Redemption Fee                                                                 None
                Exchange Fee                                                                   None
                Maximum Account Fee                                                           $0(1)


           ANNUAL FUND OPERATING EXPENSES
           (as a percentage of net assets)
                FUND
                Advisory fees                                                                 0.75%
                Distribution (12b-1 fees)                                                      None
                Other expenses                                                                0.24%
                TOTAL ANNUAL FUND OPERATING EXPENSES                                          0.99%

(1)     IRA accounts are subject to an annual $10 maintenance fee.

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5% annual return, the Fund's operating expenses remain the same as stated in the table above, reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
                           ------       -------      -------       --------
                           $102         $317         $550           $1,220

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Fund is growth of capital. Investments will be made based upon their potential for capital growth. Current income, while considered important, will be secondary to the objective of capital growth. There is no assurance that the Fund will achieve its investment objective. The Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT STRATEGIES

The Fund expects that for most periods a substantial portion, if not all, of its assets will be invested in a diversified portfolio of common stocks judged by the Adviser to have favorable value to price characteristics. The Fund may also invest, however, in U.S. Government or Government agency obligations, investment grade corporate bonds, preferred stocks, convertible securities, and/or short-term money market instruments when the Adviser believes that investment in these securities, in light of current market conditions, is consistent with the Fund's investment objectives.

          [Margin callout: CONCEPTS TO UNDERSTAND VALUE INVESTING means to invest in stocks whose prices are low relative to comparable companies COMMON STOCK represents an equity or ownership interest in a company INVESTMENT GRADE means a bond with a Standard & Poors' rating of AAA to BBB or Moody's rating of Aaa to Baa
          PREFERRED STOCK is stock that has a preference over common stock to the company's dividends (and thus greater potential for income) and whose value generally fluctuates less than common stock
          CONVERTIBLE SECURITY is a security such as preferred stock or bonds that may be converted into a specified number of shares of common stock]

The Adviser chooses investments in equity securities based on its judgment of fundamental value. Factors deemed particularly relevant include price, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. Changes in the economic and political outlooks, as well as individual corporate developments, influence specific security prices. When the Fund's investments lose their perceived value relative to other similar investments and investment alternatives, they are sold. The Fund may hold cash or cash equivalents pending investment and to retain flexibility in meeting redemptions and paying expenses.

INVESTMENT RISKS

An investment in the Fund is not by itself a complete or balanced investment program. Because the Adviser seeks securities that are undervalued by the market, there is a risk that the market will not recognize a security's intrinsic value for an unexpectedly long time. There is also a risk that the securities the Adviser believes are undervalued are actually appropriately priced due to problems that are not yet apparent. The value of Fund shares will fluctuate with changes in the market value of the Fund's portfolio securities and is consequently subject to the usual market risks of investment. In addition, the Fund's value approach can undergo cycles of greater or lesser investor interest.

YEAR 2000 Like other organizations around the world, the Fund could be adversely affected if the computer systems used by its various service providers (or the market in general) do not properly operate after January 1, 2000. The Fund is taking steps to address the Year 2000 issue with respect to the computer systems that they rely on. There can be no assurance, however, that these steps will be sufficient to avoid a temporary service disruption or any adverse impact on the Fund.

MANAGEMENT

The business of the Fund is managed under the direction of the Board of Directors ("Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

Sound Shore Management, Inc., 8 Sound Shore Drive, Greenwich, Connecticut 06836, serves as investment adviser to the Fund. Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.

As of the date of this prospectus, the Adviser has over $XX billion of assets under management.

PORTFOLIO MANAGERS

The day-to-day management of the Fund is shared by a team of individuals employed by the Adviser. Harry Burn, III and T. Gibbs Kane, Jr. are responsible for the day-to-day management of the Fund. Each portfolio manager's business experience and educational background is as follows:

HARRY BURN, III Chairman and Director of the Adviser. He has been with the Adviser since 1978 and is responsible for investment policy, portfolio management and investment research. Mr. Burn received a B.A. and an M.B.A. from the University of Virginia.

T. GIBBS KANE, JR. President and Director of the Adviser. He has been with the Adviser since 1977 and is responsible for investment policy, portfolio management and investment research. Mr. Kane received a B.S.E. from the University of Pennsylvania Wharton School.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provide various services to the Fund. As of December 31, 1998, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $66.2 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of the Fund in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

FUND EXPENSES

The Fund pays for all of its expenses. The Adviser or other service providers may voluntarily waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Adviser has voluntarily undertaken to waive its fees or assume certain expenses of the Fund in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to X.XX% or less of the average daily net assets of the Fund. This undertaking may be terminated at any time.

YOUR ACCOUNT

HOW TO CONTACT THE FUND

Write to us at:
         Sound Shore Fund
         P.O. Box 446
         Portland, ME  04112

Telephone us Toll-Free at:
         (800) 551-1980

Wire investments (or ACH payments) to us at:
         BankBoston Boston, Massachusetts ABA #011000390 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 541-54171
                  Sound Shore Fund, Inc.
                  (Your Name goes on this line)
                  (Your Account Number goes on this line)
                  (Your Social Security number or tax identification number goes on this line)

GENERAL INFORMATION

You pay no sales charge to purchase or sell shares of the Fund. Shares are purchased and sold by the Fund at the next share price, which is known as net asset value per share or NAV. Your shares' NAV is calculated after the Transfer Agent receives your purchase request in good order. For instance, if your purchase request is received in proper form after 4 p.m., your transaction will be priced at the next day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive annual statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account immediately upon receipt of confirmations.

The Fund reserves the right to minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The NAV of the Fund is calculated as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except days when the New York Stock Exchange is closed, normally, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The time at which NAV is calculated may be changed in case of an emergency or if the New York Stock Exchange closes early. The Fund's NAV is determined by dividing the value of the Fund's assets by the number of shares outstanding. Securities for which market quotations are readily available are valued at current market value. If market quotations are not readily available, then securities are valued at fair value, as determined by the Board of Directors.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual or Uniform Gift to Minors Act ("UGMA") accounts, the check must be made payable to "Sound Shore Fund, Inc." or to one or more owners of the account and endorsed to "Sound Shore Fund, Inc." For all other accounts, the check must be made payable on its face to "Sound Shore Fund, Inc." No other method of check payment is acceptable (for instance, payment by travelers checks is prohibited).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS. Following are the minimum investments accepted by the Fund:

                                                  ------------------------- --------------------------
                                                      MINIMUM INITIAL          MINIMUM ADDITIONAL
                                                         INVESTMENT                INVESTMENT
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Standard Minimums                             $10,000(1)                   None
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Traditional and Roth IRA Accounts               $2,000                     None
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Electronic Fund Transfers Automatic            $10,000                      $50
           Investment Plans
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Exchange Privileges                             $2,500                     None
           -------------------------------------- ------------------------- --------------------------

(1)    $5,000 minimum initial investment if made through certain broker dealers.

ACCOUNT REQUIREMENTS

------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o    Joint accounts can have two or more owners
Individual accounts are owned by one person, as are sole          (tenants)
proprietorship accounts.                                     o    Instructions must be signed by all persons
                                                                  required to sign (you choose who must sign)
                                                                  exactly as each name appears on the account
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                 o    Depending on state laws,  you can set up a custodial
These  custodial  accounts  provide a way to give money           account under the Uniform Gift to Minors Act or
to a  child and obtain tax benefits.  You can give up to          the Uniform  Transfers  to Minors Act
$10,000  a year per child without paying Federal gift tax.   o    The trustee  must sign  instructions  in a
manner                                                            indicating trustee capacity

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
CORPORATIONS AND PARTNERSHIPS                                o    For corporations, provide a corporate
                                                                  resolution signed by an authorized person with a
                                                                  signature guarantee
                                                             o    For partnerships, provide a certification for
                                                                  a partnership agreement, or the pages from the
                                                                  partnership agreement that identify the general
                                                                  partners
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certification for trust, or the
                                                                  pages from the trust document that identify the
                                                                  trustees
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES

------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o    Fill out an investment slip from a
o         Complete the application                                 confirmation statement Or
o         Mail us your application and a check                o    Write a letter to us
                                                              o    Write your account number on your check.
BY WIRE                                                       o    Mail us the slip (or your letter) and a check
o        Call or write us for an account application
o        Complete the application                            BY WIRE
o        Call us                                              o    Call to notify us of your incoming wire
o        You will be assigned an account number               o    Instruct your bank to wire your money to us
o        Mail us your application
o        Instruct your bank to wire your money to us

BY ACH PAYMENT                                               BY AUTOMATIC INVESTMENT
o         Call or write us for an account application         o    Call or write us for an "Automatic Investment"
o         Complete the application                                 form
o         You will be assigned an account number              o    Complete the form
o         Mail us your application                            o    Attach a voided check to your form
o         Make an ACH payment                                 o    Mail us the form
------------------------------------------------------------ ---------------------------------------------------------


AUTOMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $50.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Checks and ACH transfers are accepted at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

ADDING TO YOUR ACCOUNT

All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual or Uniform Gift to Minors Act ("UGMA") accounts, the check must be made payable to "Sound Shore Fund, Inc." or to one or more owners of the account and endorsed to "Sound Shore Fund, Inc.." For all other accounts, the check must be made payable on its face to "Sound Shore Fund, Inc." No other method of check payment is acceptable (for instance, payment by travelers checks is prohibited).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

SELLING SHARES

Redemption orders are processed promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The Fund name
    o   The dollar amount or number of shares you want to sell
    o   How and where to send your proceeds
o   Obtain a signature guarantee (if required)
o   Obtain other documentation (if required)
o   Mail us your request and documentation
BY WIRE
o        Wire requests are only available if:
    o        You have elected wire redemption privileges AND
    o        Your request is for $10,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") Or
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone requests are only available if you have elected telephone redemption privileges.
o   Call us with your request
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification
o   Your proceeds will be:
    o   Mailed to you Or
    o   Wired to you (if you have elected wire redemption privileges - See
        "By Wire"))
AUTOMATICALLY
o   Call or write us for an "Automatic Redemption" form
o   Attach a voided check to your form
o   Mail us your form
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may only request your shares by telephone if you elect telephone redemption privileges on your account application or a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may only request your shares by wire if you elect wire redemption privileges on your account application or a separate form. The minimum amount you may request by wire is $10,000. If you wish to make your wire request by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTION If you own shares of the Fund with an aggregated value of at least $10,000 you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

     o    Redemption of over $50,000 worth of shares
     o    Changes to a shareholder's record name or address
     o Redemption from an account for which the address or account registration has changed within the last 30 days
     o Sending proceeds to any person, address, brokerage firm or bank account not on record
     o Sending proceeds to an account with a different registration (name or ownership) from yours
     o Changes to automatic investment or redemption, distribution, telephone requests or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL  ACCOUNTS If the value of your account falls below $10,000 (not  including
IRAs), the Fund may ask you to increase your balance. If the account value is still below $10,000 after 30 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND The Fund reserves the right to make a "redemption in kind" -- payment of redemption proceeds in portfolio securities rather than cash --if the amount requested is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of another Fund, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Investors Bond Fund, TaxSaver Bond Fund and Daily Assets Government Fund (a money market fund). The minimum amount that is required to open an account in the Fund through an exchange with another fund is $2,500. Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS Exchanges may be made only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. See "Account and Transaction Policies - Limitations on Purchases."

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o The name of the Fund from which you are exchanging and into which you are exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)

o If opening a new account, complete an account application if you are requesting different shareholder privileges
o   Mail us your request and documentation
BY TELEPHONE
o Telephone exchanges are only available if you have elected telephone redemption privileges
o   Call us with your request
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS

The Fund's offer IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, investors should consult their tax advisors. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income semi-annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Fund's distributions of net investment income (which include net short-term capital gains) are taxable to shareholders as ordinary income. The Fund's distributions of net capital gains are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares.

Distributions will reduce the net asset value of the Fund's shares by the amount of the distribution. Furthermore, a distribution made shortly after the purchase of shares, although in effect a return of capital, will still be taxable to the shareholder in the manner described above.

Shareholders will incur a capital gain or loss when they sell their shares. The amount of this gain or loss is calculated based on the amount paid for the shares and the value of the shares upon redemption.

Reports containing appropriate information with respect to the Federal income tax status of distributions paid during the year by a Fund will be mailed to shareholders after the close of each year.

For further information about the tax effects of investing in the Fund, please see the SAI.

ORGANIZATION

Sound Shore Fund, Inc. is a Maryland corporation that is registered with the SEC as an open-end, management investment company (a "mutual fund"). It is not intended that meetings of shareholders be held except when required by Federal or Maryland law and all shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

FINANCIAL HIGHLIGHTS

The following table reflects the Fund's financial performance for the past five years. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. The Fund's financial statements and the auditor's report are included in the Annual Report, and may be obtained without charge.

                                                                                Fiscal
                                                                              Year Ended
                                                    12/31/98   12/31/97    12/31/96   12/31/95   12/31/94
                                                    ---------- ---------- ----------- ---------- ----------
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                             $XXX      $21.71      $18.16     $15.46     $16.50
Income From Investment Operations
     Net investment income (losses)                    XXX       0.12        0.13       0.25       0.22
     Net gains (losses) on securities
       (realized and unrealized)                       XXX       7.75        5.90       4.33      (0.17)
Total From Investment Operations                       XXX       7.87        6.03       4.58       0.05
Less Distributions From
     Net investment income                             XXX      (0.12)      (0.13)     (0.21)     (0.22)
     In excess of net investment income                XXX       -(a)         -           -          -
     Capital gains                                     XXX      (0.87)      (2.35)     (1.67)     (0.87)
     In excess of net capital gains                    XXX      (0.02)        -           -          -
Total Distributions                                    XXX      (1.01)      (2.48)     (1.88)     (1.09)
Ending Net Asset Value                                 XXX      $28.57      $21.71     $18.16     $15.46
OTHER INFORMATION
Ratios to Average Net Assets:
     Expenses                                          XXX       1.08%      1.15%       1.15%      1.22%
     Net Investment Income                             XXX       0.62%      0.70%       1.41%      1.32%
Total Return                                           XXX      36.40%      33.27%     29.87%      0.30%
Portfolio Turnover Rate                                XXX      53.39%      69.31%     53.01%     75.52%

Net Assets at End of Period (in thousands)             XXX     $1,313,686  $132,862    $67,602    $59,993

(a)  Per share data is less than $0.01.

FOR MORE INFORMATION                                                      LOGO

The following documents are available free upon request:


                           ANNUAL/SEMI-ANNUAL REPORTS
     Additional information about the Fund's investments is available in the
      Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performances during their last fiscal year.

          STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.
       You can get free copies of both reports and the SAI, request other information and discuss your questions about the Fund by
                     contacting your broker or the Fund at:

                                Sound Shore Fund
                               Two Portland Square
                              Portland, Maine 04101
                                  800-551-1980
                                  800-754-8758

     You can also review the Fund's reports and SAIs at the Public Reference
      Room of the Securities and Exchange Commission. You can get text-only copies, for a fee, by writing to or calling the following:

                                                              Sound Shore Fund
                           Public Reference Room              P.O. Box 446
                    Securities and Exchange Commission        Portland, ME 04112
                        Washington, D.C. 20549-6009           800-551-1980
                          Telephone: 800-SEC-0330             800-754-8758

    Free copies are available from the Commission's Internet website at
                            http://www.sec.gov.
                                                              Web Site:
                                                   http://www.soundshorefund.com


                 Investment Company Act File No. 811-9034.

STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1999



SOUND SHORE FUND, INC.


FUND INFORMATION:


         Sound Shore Fund
         P.O. Box 446
         Portland, Maine 04112
         (800) 754-8758
         http://www.soundshorefund.com


INVESTMENT ADVISER:


         Sound Shore Management, Inc.
         8 Sound Shore Drive
         Greenwich, Connecticut 06836


ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (800) 551-1980
         (800) 754-8758


         This Statement of Additional Information, or SAI, supplements the Prospectus dated May 1, 1999, as may be amended from time to time, offering shares of Sound Shore Fund, Inc. (the "Fund"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectus may be obtained without charge by contacting shareholder services at the address or telephone number listed above.

Financial Statements for the Fund for the year ended December 31, 1998 included in the Annual Report to shareholders, are incorporated into this SAI by reference.

TABLE OF CONTENTS

         Glossary ...................................................
1.       Investment Policies and Risks...............................
2.       Investment Limitations......................................
3.       Performance Data and Advertising............................
4.       Management..................................................
5.       Portfolio Transactions......................................
6.       Additional Purchase and Redemption Information..............
7.       Taxation ...................................................
8.       Other Matters...............................................
Appendix A - Description of Securities Ratings.......................   A-1
Appendix B - Miscellaneous Tables....................................   B-1
Appendix C - Performance Data........................................   C-1

GLOSSARY


         "Adviser" means Sound Shore Management, Inc.

         "Board" means the Board of Directors of the Fund.


         "Code" means the Internal Revenue Code of 1986, as amended.


         "Custodian" means the custodian of the Fund's assets.

         "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.


         "Fitch" means Fitch IBCA, Inc.


         "FAcS" means Forum Accounting Services, LLC, fund accountant of the Fund.

         "FFS" means Forum Fund Services, LLC, distributor of the Fund's shares.

         "Fund" means Sound Shore Fund, Inc.


         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's.


         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of the Fund.


         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS


         The following discussion supplements the disclosure in the prospectus about the Fund's investment techniques, strategies and risks. The Fund is designed for investment of that portion of an investor's funds that can appropriately bear the special risks associated with certain types of investments (E.G., investments in equity securities). The Fund expects that for most periods, a substantial portion, if not all, of its assets will be invested in a diversified portfolio of common stocks judged by the Adviser to have favorable value to price characteristics. The Fund may also invest in U.S. government or government agency obligations, investment grade corporate bonds, preferred stocks, convertible securities, and/or short-term money market instruments when deemed appropriate by the Adviser.


A.       SECURITY RATINGS INFORMATION


The Fund's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund invests its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality.


The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.


Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund (neither event requiring sale of such security by the Fund), the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Investment Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.


B.       TEMPORARY DEFENSIVE POSITION


The Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include U.S. Government Securities, time deposits, bankers acceptances and certificates of deposit issued by domestic banks having assets in excess of one billion dollars, corporate notes and short-term bonds and money market mutual funds. The Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.


CONVERTIBLE SECURITIES

The Fund may only invest in convertible securities that are investment grade.

1.       IN GENERAL

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.


Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.


A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

2.       RISKS

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       VALUE OF CONVERTIBLE SECURITIES


The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a covertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


D.  ILLIQUID AND RESTRICTED SECURITIES


The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in illiquid securities.


1.       IN GENERAL


The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, purchased over-the-counter options, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Adviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.


2.       RISKS


Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.


3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.


E.       WARRANTS

The Fund may invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time. The Fund will not invest in warrants if more than 5% of the Fund's total assets would be invested in warrants or more than 2% of the value of the Fund's total assets would be invested in warrants not listed on the New York Stock Exchange or the American Stock Exchange

RISKS

Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities that may be purchased nor do they represent any rights in the assets of the issuing company. Investments in warrants involve certain additional risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).


2.  INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.


Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a nonfundamental policy of the Fund without shareholder approval.


A.  FUNDAMENTAL LIMITATIONS


The Fund has adopted the following investment limitations, which are fundamental policies of the Fund. The Fund may not:


1. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests in oil, gas or other mineral exploration or development programs;

2. Sell securities short or invest in puts, calls, straddles, spreads or combinations thereof;

3.   Purchase or acquire commodities or commodity contracts;

4. Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing;

5. Participate on a joint, or a joint and several, basis in any securities trading account; or

6.   Invest in companies for the purpose of exercising control.

B.       NONFUNDAMENTAL LIMITATIONS


The Fund has adopted the following investment limitation, which is not a fundamental policy of the Fund. The Board may change the policies of the Fund without shareholder approval. The Fund may not:


a.   Invest in any oil, gas or other mineral lease.

b. Invest in the securities of other investment companies except to the extent permitted by the 1940 Act.

                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA


The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:


     o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.


Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

The Fund's performance may be quoted in terms of yield or total return. The Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield, the Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period.

A listing of certain performance data as of December 31, 1998 is contained in Appendix C -- Performance Data.


B.       PERFORMANCE CALCULATIONS


The Fund's performance may be quoted in terms of yield or total return.


1.       SEC YIELD


Standardized SEC yields for the Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.


Capital gains and losses generally are excluded from these calculations.


Income calculated for the purpose of determining the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in the Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

The Fund charges no sales charges.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                  a    =    dividends and interest earned during the period
                  b    =    expenses accrued for the period (net of
                            reimbursements)
                  c    =    the average daily number of shares outstanding
                            during the period that were entitled to receive
                            dividends
                  d    =    the maximum offering price per share on the last day
                            of the period

2.  TOTAL RETURN CALCULATIONS


The Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.
The Fund charges no sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.


Average annual total return is calculated according to the following formula:


         P(1+T) n = ERV


         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.


         The Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time.


         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.


Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration the Fund's front-end sales charge or contingent deferred sales charge (if applicable).


Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

B.  OTHER MATTERS


The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.


As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in the Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                       SYSTEMATIC                    SHARE                    SHARES
               PERIOD                  INVESTMENT                    PRICE                   PURCHASED
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                      8.33
                  3                       $100                        $15                      6.67
                  4                       $100                        $20                      5.00
                  5                       $100                        $18                      5.56
                  6                       $100                        $16                      6.25
                                          ----                        ---                      ----
                                 TOTAL                        AVERAGE                  TOTAL
                                  INVESTED $600             PRICE $15.17               SHARES 41.81


In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Fund's service provider's policies or business practices. For instance, advertisements may provide for a message from the Adviser that it has for more than twenty years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Adviser believes that it has been successful as a portfolio manager.


                                  4. MANAGEMENT


Those officers, as well as certain other officers and Directors of the Fund, may be directors, officers or employees of (and persons providing services to the Fund may include) Forum, its affiliates or affiliates of Sound Shore Fund.

A.       DIRECTORS AND OFFICERS

DIRECTORS AND OFFICERS OF THE FUND. The names of the Directors and officers of the Fund, their position with the Fund, address, date of birth and principal occupations during the past five years are set forth below. Each Director who is an "interested person" (as defined by the 1940 Act) of the Fund is indicated by an asterisk.

NAME, POSITION WITH FUND, DATE OF BIRTH, ADDRESS       PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS

Dr. D. Kenneth Baker, Director                         Trustee, Harvey Mudd College
         Born:  Month 19XX                             President (retired), Harvey Mudd College
         3088 Fairway Woods, Carolina Trace
         Sanford, North Carolina 27330

Harry Burn, III, M.B.A.* Chairman and Director         Chairman and Director, Sound Shore Management, Inc. since
         Born:  Month 19XX                             1978.  He is a Chartered Financial Analyst.
         8 Sound Shore Drive
         Greenwich, Connecticut 06836

Charles J. Hedlund, Director                           Member, Board of Trustees, American University in Cairo
         Born:  Month 19XX                             Member, Board of Trustees, Conservation International of
         Country Club of Florida                       Washington, D.C.
         58 Country Road South
         Village of Golf, Florida 33436

T. Gibbs Kane, Jr.* President and Director             President and Director, Sound Shore Management, Inc. since
         Born:  Month 19XX                             1977.  He is a Chartered Financial Analyst.
         8 Sound Shore Drive
         Greenwich, Connecticut 06836

John L. Lesher, Director                               President, Resource Evaluation, Inc. since March 1994.
         Born:  Month 19XX                             Member of the Board, Resource Evaluation, Ltd.
         500 Mamaroneck Avenue                         Member of the Board, First Industrial Real Estate Trust
         Harrison, New York 10528

John J. McCloy II, Director                            Director, Noise Cancellation Technologies, Inc.
         Born:  Month 19XX                             Director, Passenger Express
         313 Stanwich Road                             Director, EPT Technologies
         Greenwich, Connecticut 06830                  Director, Geo History
                                                       Trustee, American University in Cairo

Walter R. Nelson, Director                             President, W.R. Nelson & Company, a private investment firm
         Born:  Month 19XX                             President (retired), Nelson Publications, an information
         60 Kirby lane                                 provider to the financial services and investment industry
         Rye, New York 10580

                                       10

John Y. Keffer, Vice President                         President and Director, Forum Fund Services, LLC for more
         Born: Month 19XX                              than five years
         Two Portland Square                           Director and sole shareholder (directly and indirectly) Forum
         Portland, Maine 04101                         Financial Group LLC, which owns (directly or indirectly)
                                                       Forum Administrative Services, LLC. Forum Shareholder
                                                       Services,  LLC and  Forum Investment Advisers,  LLC
                                                       Officer,    Director   or Trustee,   various  funds
                                                       managed  and  distributed   by Forum  Fund  Services,
                                                       LLC and Forum Administrative  Services, LLC

Sara M. Morris, Treasurer                              Managing Director, Forum Fund Services, LLC
         Born:  September 1963                         Treasurer and CFO, Forum Financial Group LLC since 1994
         Two Portland Square                           Officer, various funds managed and distributed by Forum Fund
         Portland, Maine 04101                         Services, LLC and Forum Administrative Services, LLC

Shanna S. Sullivan, Secretary                          Vice President, Treasurer, Secretary and Director, Sound
         Born: Month 19XX                              Shore Management, Inc. since 1979
         8 Sound Shore Drive
         Greenwich, Connecticut 06836

Ellen S. Smoller, Assistant Secretary                  Equity Trader, Sound Shore Management, Inc. since 1984
         Born: Month 19XX
         8 Sound Shore Drive
         Greenwich, Connecticut 06836

Stephen J. Barrett, Assistant Secretary                Manager of Client Services, Forum Financial Group, LLC since
         Born:  November 1968                          1996
         Two Portland Square                           Senior Product Manager, Fidelity Investments, 1994 - 1996
         Portland, Maine 04101                         Officer, various registered investment companies for which
                                                       Forum      Administrative Services,  LLC  or  Forum
                                                       Fund Services, LLC serves  as manager, administrator
                                                       and/or distributor


D. Blaine Riggle, Assistant Secretary                  1/98 - Present.  Assistant Counsel, Forum Financial Group, LLC
         Born:  November 1966                          3/97 - 1/98.  Associate Counsel, Wright Express Corporation
         Two Portland Square                           (a fleet credit card company)
         Portland, Maine 04101                         1994 - 3/97.  Associate at the law firm of Friedman, Babcock
                                                       & Gaythwaite
                                                       Officer,   various  funds  managed  and  distributed  by
                                                       Forum  Fund  Services, LLC  and  Forum  Administrative  Services, LLC

Dawn L. Taylor, Assistant Treasurer                    10/97 - Present.  Tax Manager, Forum Financial Group, LLC
         Born:  May 1964                               1/97 - 10/97.   Senior Tax Accountant, Purdy, Bingham &
         Two Portland Square                           Burrell, LLC
         Portland, Maine 04101                         9/94 - 10/97.  Senior Fund Accountant, Forum Financial Group,
                                                       LLC
                                                       6/86 - 9/94. Tax Consultant, New England Financial Services
                                                       Officer,   various  funds   managed  and  distributed
                                                       by Forum  Fund  Services,   LLC  and  Forum
                                                       Administrative  Services,  LLC

B.       COMPENSATION OF DIRECTORS AND OFFICERS

Each Director receives quarterly fees of $1,000 plus $750 per meeting attended.

Directors are also reimbursed for travel and related expenses incurred in attending meetings of the Board.


Directors that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Fund is compensated by the Fund.


The following table sets forth the fees paid to each Director by the Fund for the fiscal year ended December 31, 1998.

                                                              Pension or
                                                              Retirement
                                          Aggregate        Benefits Accrued    Estimated Annual          Total
                                      Compensation from    as Part of Fund       Benefits upon     Compensation from

           Name, Position                    Fund              Expenses           Retirement              Fund

------------------------------------- ------------------- ------------------- -------------------- -------------------


Dr. D. Kenneth Baker                        $7,000                $0                  $0                 $7,000
Director

Charles J. Hedlund                          $7,000                $0                  $0                 $7,000
Director

John L. Lesher                              $6,000                $0                  $0                 $6,000
Director

John J. McCloy II                           $4,000                $0                  $0                 $4,000
Director

Walter R. Nelson                            $6,000                $0                  $0                 $6,000
Director



C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER


The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Fund. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2.       OWNERSHIP OF ADVISER/AFFILIATIONS

The Adviser is 100% owned by Harry Burn, III, T. Gibbs Kane, Jr., Shanna S. Sullivan and therefore controlled by Harry Burn, III, T. Gibbs Kane, Jr., Shanna
S. Sullivan. The Adviser is registered as an investment adviser with the SEC under the 1940 Act.


The Directors or officers of the Fund that are employed by the Adviser (or affiliates of the Adviser) are Harry Burn, III, T. Gibbs Kane, Jr., Shanna S. Sullivan and Ellen S. Smoller.


3.       FEES


The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly, equal to 0.75% per annum based on average daily net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Fund. If an investor in the Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from a client.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of the fee waived by the Adviser and the actual fee received by the Adviser.


4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT


The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Directors who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Fund with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Fund.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


5.       EXPENSE LIMITATIONS


The Adviser has voluntarily undertaken to assume certain expenses of the Fund (or waive its fees). This undertaking is designed to place a maximum limit on expenses such that the amount payable by the Fund to the Adviser shall be reduced by 75% of the amount of such excesses. However, if the excess should be greater than the amounts payable to the Adviser in that year, the Adviser shall pay to the Fund 75% of the difference between such excess and the fees of the Adviser for that year. For the purpose of this calculation, expenses shall include the fees payable to the Adviser and the amortization of organization expenses paid to the Adviser, but shall exclude taxes, interest, brokerage and extraordinary expenses.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR


FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under its agreement with the Fund, FFS acts as the agent of the Fund in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.


FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which investors may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Prior to May 1, 1999, Forum Financial Services, Inc. served as the distributor of the Fund's shares.

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Directors who are not parties to the agreement or interested persons of any such party.


FFS's agreement is terminable without penalty by the Fund with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by FFS on 60 days' written notice to the Fund.

Under its agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Fund against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, the Fund is responsible for the costs of:
(1) defending FFS against claims that FFS breached a duty it owed to the Fund; and (2) paying judgments against FFS. The Fund is not required to indemnify FFS if the Fund does not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Fund's own name or in the name of FFS.


E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR


As administrator, pursuant to an agreement with the Fund, FAdS is responsible for the supervision of the overall management of the Fund, providing the Fund with general office facilities and providing persons satisfactory to the Board to serve as officers of the Fund.

For its services, FAdS receives a fee from the Fund equal to 0.10% of the average daily net assets of the Fund. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS and the actual fee received by FAdS.

FAdS's agreement is terminable without penalty by the Fund or by FAdS with respect to the Fund on 60 days' written notice. Under the agreement, FAdS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


2.       FUND ACCOUNTANT


As fund accountant, pursuant to an agreement with the Fund, FAcS provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $60,000. The fee is paid monthly.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS and the actual fee received by FAcS.

FAcS's agreement is terminable without penalty by the Fund or by FAcS with respect to the Fund on 60 days' written notice. Under the agreement, FAcS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


3.       TRANSFER AGENT


As transfer agent and distribution paying agent, pursuant to an agreement with the Fund, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives a fee from the Fund equal to 0.10% of the annual average daily net assets of the Fund. Such fees shall be payable monthly in arrears on the first day of each calendar month for services performed during the prior calendar month. Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to the Transfer Agent, the amount of the fee waived by the Transfer Agent and the actual fee received by the Transfer Agent.

The Transfer Agent's agreement is terminable without penalty by the Fund or by the Transfer Agent with respect to the Fund on 60 days' written notice. Under the agreement, the Transfer Agent is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


4.       CUSTODIAN


As custodian, pursuant to an agreement with the Fund, Investors Bank & Trust Company safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ foreign subcustodians to provide custody of the Fund's foreign assets. The Custodian is located at 200 Clarendon, Boston, Massachusetts 02105.

For its services, the Custodian receives a fee from the Fund at an annual rate as follows: (1) 0.02% of the average daily net assets of the Fund for the first $100 million in Fund assets; (2) 0.015% of the average daily net assets of the

Fund for the next $100 million in Fund assets; and (3) 0.001% of the average daily net assets of the Fund for remaining Fund assets. The Custodian is also paid certain transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.


5.       LEGAL COUNSEL


Legal matters in connection with the issuance of shares of the Fund are passed upon by Dechert Price & Rhoads, 30 Rockefeller Plaza, New York, New York 10112. Dechert Price & Rhoads has relied upon the opinion of Venable, Baetjer and Howard, Baltimore, Maryland, for matters relating to Maryland law.


6.       INDEPENDENT AUDITORS


Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, independent auditors, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

                            5. PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID


Table 5 in Appendix B shows the aggregate brokerage commissions with respect to the Fund. The data presented are for the past three fiscal years. The table also indicates the reason for any material change in the last two years in the amount of brokerage commissions paid by the Fund.


C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES


The Adviser of the Fund places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser of the Fund seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.


1.       CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser of each find takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.


Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the fund or to other persons on behalf of the fund for services provided to the fund for which those other persons would be obligated to pay.

2.       OBTAINING RESEARCH FROM BROKERS


The Adviser of the Fund may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser of the Fund has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.


Occasionally, the Adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, the client may direct the Adviser to use a broker or dealer of the client's choice. If the client directs the Adviser to use a particular broker, the Adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among these clients.

3.       COUNTERPARTY RISK


The Adviser of the Fund monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.


4.       TRANSACTIONS THROUGH AFFILIATES


The Adviser of the Fund may not effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons). The Board has not adopted respective procedures.



5.       OTHER ACCOUNTS OF THE ADVISER


Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser of the Fund or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.



6.       PORTFOLIO TURNOVER


The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. The Fund expects normal turnover in the range of 50-75%, although there can be periods of greater or lesser action based upon market and corporate earnings activity. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. The Fund's commission costs are usually done at rates far under those in the retail market.



D.       SECURITIES OF REGULAR BROKER-DEALERS


From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Following is a list of the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


   Regular Broker or Dealer          Value of Securities Held ($)(000's omitted)


Fund
         Broker Dealer & Co., Inc.                                    $0,000

FUND
         Broker Dealer & Co., Inc.                                    $0,000

                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


A.       GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION


Shares of the Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share. That information is contained in the Fund's financial statements (specifically in the statements of assets and liabilities).

The Fund reserves the right to refuse any purchase request in excess of 1% of the Fund's total assets.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value which is readily ascertainable (and not established only by valuation procedures).


1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.


If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.


You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION


The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.


1.       SUSPENSION OF RIGHT OF REDEMPTION


The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.


2.       REDEMPTION-IN-KIND


Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Fund has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. In the opinion of the Fund's management, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities would be made.


D.       NAV DETERMINATION


In determining the Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).


E.       DISTRIBUTIONS


Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.


                                   7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.


This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY


The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.


The tax year-end of the Fund is December 31 (the same as the Fund's fiscal year end).


1.       MEANING OF QUALIFICATION


As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of long-term capital gains over long-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income (i.e., net investment income and capital gain net income) for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)


     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY


If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.


B.       FUND DISTRIBUTIONS


The Fund anticipates distributing substantially all of its net investment income for each tax year. These distributions are taxable to shareholders as ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Shareholders purchasing shares of the Fund just prior to the ex-dividend date of a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.


If a shareholder holds shares for six months or less and redeems shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.


Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.


Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.  FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of ordinary its taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. If the Fund changes its tax year-end to November 30 or December 31, it may elect to use that date instead of the October 31 date in making this calculation. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in a calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.


D.  SALE OR REDEMPTION OF SHARES


In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


E.  WITHHOLDING TAX


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


F.  FOREIGN SHAREHOLDERS


Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund, capital gain distributions from the Fund and amounts retained by the Fund that are designated as undistributed capital gain.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund, distributions from the Fund, the applicability of foreign taxes and related matters.


G.  STATE AND LOCAL TAXES


The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund, distributions from the Fund, the applicability of state and local taxes and related matters.


                                8. OTHER MATTERS

1.       GENERAL INFORMATION


Sound Shore Fund, Inc. was organized as a corporation under the laws of the State of Maryland on February 15, 1985. The Fund has operated under that name and as an investment company since that date.

Sound Shore Fund, Inc. is registered as an open-end, management investment company under the 1940 Act. The Fund is diversified as that term is defined by the 1940 Act. The Fund offers shares of beneficial interest in its sole series (the Fund).

The Fund has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Fund.

The Fund will continue indefinitely until terminated.


2.  SHAREHOLDER VOTING AND OTHER RIGHTS


Each share of the Fund has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Maryland law does not require the Fund to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Fund.


All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.


A shareholder in the Fund is entitled to the shareholder's pro rata share of all distributions arising from the Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares.

Shareholders representing 25% or more of the Fund's outstanding shares may, as set forth in the Articles of Incorporation, call meetings of the Fund (or Fund) for any purpose related to the Fund (or Fund), including, in the case of a meeting of the Fund, the purpose of voting on removal of one or more Directors.


3.  CERTAIN REORGANIZATION TRANSACTIONS


The Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Fund or the Fund. The Directors may, without prior shareholder approval, change the form of organization of the Fund by merger, consolidation or incorporation.

B.       FUND OWNERSHIP


As of April 1, 1999, the percentage of shares owned by all officers and Directors of the Fund as a group was less than 1% of the shares of the Fund.

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Fund. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 6 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of April 1, 1999, the following persons beneficially owned 25% or more of the shares of the Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION
                                                 PERCENTAGE OF
                                                 SHARES OWNED
  SHAREHOLDER         FUND (OR TRUST)

  XXXXXX              XXXXXXX                        XXXX%


C.       LIMITATIONS ON SHAREHOLDERS' AND DIRECTORS' LIABILITY

Maryland law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Fund believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Maryland law on this point. The Articles of Incorporation contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Fund and requires that a disclaimer be given in each contract entered into or executed by the Fund or the Directors. The Fund's Articles of Incorporation (the document that governs the operation of the Fund) provides for indemnification out of the Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Articles of Incorporation also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Maryland law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Articles of Incorporation provides that the Directors shall not be liable to any person other than the Fund or its shareholders. In addition, the Articles of Incorporation provides that the Directors shall not be liable for any conduct whatsoever, provided that a Director is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


D.       REGISTRATION STATEMENT


This SAI and the Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, and reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS


The financial statements of the Fund for the year ended December 31, 1998 included in the Annual Report to shareholders of the Fund are incorporated herein by reference. These financial statements only include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' report.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


1.       MOODY'S INVESTORS SERVICE


  Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


  NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation  rated BBB exhibits  adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+           High credit quality. Protection factors are strong. Risk is modest
AA            but may vary slightly from time to time because of economic conditions.

A+,A,         Protection factors are average but adequate. However, risk factors
A-            are more variable in periods of greater economic stress.

BBB+          Below-average protection factors but still  considered  sufficient
BBB           for prudent investment. Considerable variability in risk during
BBB-          economic cycles.

BB+           Below  investment  grade but  deemed  likely to meet  obligations
BB            when due. Present or prospective financial  protection  factors
BB-           fluctuate  according to industry  conditions.  Overall quality may move up or down frequently within this category.

B+            Below investment grade and possessing risk that obligations will
B             not be met when due.  Financial protection factors will fluctuate
B-            widely  according to economic  cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP            Preferred stock with dividend arrearages.


4.       FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD,       Default. Securities are not meeting current obligations and are
DD, D extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings and `D' the lowest recovery potential, i.e. below 50%.


PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE


aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.


a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.


baa An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.


Ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.


B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.


c            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.
A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB,         Preferred stock rated BB, B, and CCC is regarded, on balance,
B,          as predominantly  speculative with respect to the issuer's  capacity
CCC         to pay preferred stock  obligations.  BB indicates the lowest degree of  speculation  and CCC the highest.  While such issues will likely
            have   some   quality   and   protective   characteristics,    large
            uncertainties or major risk exposures to adverse conditions outweigh these.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C           A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                    o Leading market positions in well-established industries. o High rates of return on funds employed.
                    o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                    o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                    o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME          Issuers  rated  Not  Prime do not fall  within  any of the Prime rating categories.

STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.


C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES


The following Table shows the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

                                                 ADVISORY FEE          ADVISORY FEE                 ADVISORY FEE
                                                    PAYABLE               WAIVED                      RETAINED


     Year Ended December 31, 1998                  $13,562,484                   $0                  $13,562,484
     Year Ended December 31, 1997                   $5,000,341                   $0                  $5,000,341
     Year Ended December 31, 1996                    $614,941                    $0                   $614,941



TABLE 2 - ADMINISTRATION FEES


The following Table shows the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.

                                                ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
                                                     PAYABLE                   WAIVED                 RETAINED


     Year Ended December 31, 1998                   $1,808,331                $25,047                $1,783,284
     Year Ended December 31, 1997                    $666,712                    $0                   $666,712
     Year Ended December 31, 1996                    $81,993                     $0                    $81,993


TABLE 3 - ACCOUNTING FEES


The following table shows the dollar amount of fees payable to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                                              ACCOUNTING FEE PAYABLE   ACCOUNTING FEE WAIVED       ACCOUNTING FEE
                                                                                                      RETAINED


     Year Ended December 31, 1998                    $133,122                    $0                   $133,122
     Year Ended December 31, 1997                    $500,034                    $0                   $500,034
     Year Ended December 31, 1996                    $61,494                     $0                    $61,494



TABLE 4 - TRANSFER AGENCY FEES


The following table shows the dollar amount of shareholder service fees payable to the Transfer Agent with respect to the Fund, the amount of fee that was waived by the Transfer Agent, if any, and the actual fee received by the Transfer Agent.

                                               TRANSFER AGENCY FEE      TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
                                                     PAYABLE                   WAIVED                 RETAINED


     Year Ended December 31, 1998                   $1,783,355                   $0                  $1,783,355
     Year Ended December 31, 1997                    $512,034                    $0                   $512,034
     Year Ended December 31, 1996                    $74,231                     $0                    $74,231


 TABLE 5 - COMMISSIONS


The following table shows the aggregate brokerage commissions with respect to the Fund.


                                              AGGREGATE COMMISSION
                                                      PAID


     Year Ended December 31, 1998                 $------------
     Year Ended December 31, 1997                  $2,392,468
     Year Ended December 31, 1996                   $264,939


TABLE 6 - 5% SHAREHOLDERS


The following table lists the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund as of the day, month and year as well as their percentage holding of all shares of the Fund.


                                               % OF      % OF FUND
NAME AND ADDRESS             SHARES            CLASS

                          APPENDIX C - PERFORMANCE DATA

TABLE 1 - TOTAL RETURNS

The average annual total return of the Fund for the period ended January 31, 1999, was as follows


NON STANDARDIZED RETURNS (WITHOUT A SALES LOAD)

                                 CALENDAR YEAR
   ONE MONTH      THREE MONTHS      TO DATE       ONE YEAR   THREE YEARS


    -1.89%           2.96%           -1.89%        2.83%        22.40%





  FIVE YEARS    TEN YEARS   SINCE INCEPTION


    18.55%       16.01%          16.07%



                                     PART C
                                OTHER INFORMATION


ITEM 23.  EXHIBITS

(a)  Articles of  Incorporation  of Registrant dated February 15, 1985 (see Note
     1).

(b)  By-Laws of Registrant (filed herewith).

(c) See the following Articles and Sections of the Articles of Incorporation filed as Exhibit 1: Article FIFTH, Sections (3), (4) and (5); Article SEVENTH, Sections (b), (c) and (d); Article NINTH, Sections (a), (b), (c) and (f) and Article TENTH.

(d)  Investment   Advisory   Agreement   between   Registrant  and  Sound  Shore
     Management,  Inc.  dated May 3, 1985 and restated  March 14, 1995 (see Note
     1).

(e) Distribution Agreement between Registrant and Forum Financial Services, Inc. dated June 8, 1993 (see Note 1).

(f)  Not Applicable.

(g) Custodian Agreement between Registrant and The First National Bank of Boston (see Note 1).

(h)(1) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC dated January 29, 1998 (see Note 2).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated January 1, 1996 (see Note 1).

   (3) Administration Agreement between Registrant and Forum Administrative Services, LLC dated as of January 24, 1997 (see Note 3).

(i)  Opinion of Seward & Kissel dated April 29, 1985 (see Note 2).

(j) (1) Opinion of Messrs. Venable, Baetjer and Howard dated April 29, 1985 (see Note 2).

     (2) Independent Auditors' Consent (see Note 2).

(k)  Not Applicable.

(l) Investment representation letter of Employees' Profit Sharing Plan of McConnell & Miller, Inc. as initial purchaser of shares of stock of Registrant dated April 22, 1985 (see Note 2).

(m) Distribution Plan Pursuant to Rule 12b-1 Under the Investment Company Act of 1940 adopted by Registrant (see Note 2).

(n)  Financial Data Schedule (see Note 2).

(o)  Not Applicable.


Other Exhibits:


     Powers of Attorney of T. Gibbs Kane, Jr., Harry Burn, III, John L. Lesher, Charles J. Hedlund, D. Kenneth Baker, John J. McCloy, II and Walter R. Nelson (see Note 1).

         -----------

Note:

1 Exhibit incorporated by reference as filed on Post-Effective Amendment No. 16 via EDGAR on May 1, 1996, accession number 0000912057-96-007773.

2 Exhibit incorporated by reference as filed on Post-Effective Amendment No. 19 via EDGAR on April 30, 1998, accession number 0001004402-98-000268.

3 Exhibit incorporated by reference as filed on Post-Effective Amendment No 18 via EDGAR on April 30, 1997, accession number 000091257-97-014939.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


None


ITEM 25.  INDEMNIFICATION


The Registrant's Articles of Incorporation and Maryland law provide for indemnification by the Registrant of officers and directors under certain circumstances. In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article EIGHTH of the Registrant's Articles of Incorporation provides as follows:

         "EIGHTH: To the maximum extent permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities."

         Further, the Registrant has agreed to indemnify (1) Sound Shore Management, Inc. ("Sound Shore Management") in the Investment Advisory Agreement, (2) Forum Financial Services, Inc. ("Forum") in the
         Distribution Agreement, (3) Forum in the Distribution Agreement, (4) Forum Shareholder Services, LLC ("FSS") in the Transfer Agency Agreement, and (5) Forum Accounting Services LLC ("FAS") in the Fund Accounting Agreement for certain liabilities and expenses arising out of their acts or omissions under the respective agreements.

         Paragraph 4 of the Investment Advisory Agreement between the Registrant and Sound Shore Management provides generally that Sound Shore Management will not be liable for any mistake of judgment or for any other cause but shall not be protected against any liability due to willful misfeasance, bad faith or gross negligence in the performance of or reckless disregard of the adviser's duties.

         Section 2(f) of the Distribution Agreement the Registrant and Forum provides generally that the Registrant will indemnify, defend and hold harmless from and against any and all claims, demands, liabilities and expenses which Forum may incur arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's Registration Statement or Prospectus or arising out of or based upon any alleged omission to state a material fact, provided that Forum will not be protected against any liability to the Registrant or its security holders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of or reckless disregard of the Forum's duties.

         Section 3(a) of the Administration Agreement between the Registrant and Forum provides generally that Forum shall not be liable to the Registrant for any action or inaction of Forum in the absence of bad faith, willful misconduct or gross negligence or based upon information, instructions or requests made to Forum by an officer of the Registrant duly authorized or caused by circumstances beyond Forum's reasonable control. Section 3(b) provides that the Registrant will indemnify and hold harmless Forum from and against any and all claims, demands, liabilities and expenses arising out of any action or inaction for which Forum is not liable under the agreement.


         Section 25 of the Transfer Agency Agreement between the Registrant and FSS provides generally that FSS shall not be liable for any non-negligent action taken in good faith and reasonably believed by FSS to be within the powers conferred upon it by the agreement, and that the Registrant shall indemnify FSS and hold it harmless from and against any and all claims, damages, liabilities and expenses arising out performance of the agreement; provided such loss, claim, damage, liability or expense is not the result of FSS 's gross negligence or willful misconduct.

         Section 4(a) of the Fund Accounting Agreement between the Registrant and FAS provides generally that FAS shall not be liable to the
         Registrant for any action or inaction of FAS in the absence of bad faith, willful misconduct or gross negligence or based upon information, instructions or requests made to FAS by an officer of the Registrant duly authorized or caused by circumstances beyond FAS's reasonable control. Section 4(b) provides that the Registrant will indemnify and hold harmless FAS from and against any and all claims, demands, liabilities and expenses arising out of any action or inaction for which Forum is not liable under the agreement.

         The foregoing references are qualified in their entirety by the Registrant's Articles of Incorporation and the respective agreements.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


The description of Sound Shore Management, Inc. (the "Adviser"), 8 Sound Shore Drive, Greenwich, Connecticut 06836 under the captions "Investment Adviser" in the Prospectus and "Management " in the Statement of Additional Information constituting Parts A and B respectively, of this Registration Statement are incorporated herein by reference. The following are the directors and principal executive officers of the Adviser, including their titles and other business connections that are of a substantial nature.

         ----------------------------- ---------------------------------------- ----------------------------------------
                     Name                               Title                            Business Connections
         ----------------------------- ---------------------------------------- ----------------------------------------

         ----------------------------- ---------------------------------------- ----------------------------------------

         Harry Burn, III               Chairman and Director                    Sound Shore Management, Inc.
                                       ---------------------------------------- ----------------------------------------
                                       Chairman and Director                    Sound Shore Fund, Inc.
         ----------------------------- ---------------------------------------- ----------------------------------------

         ----------------------------- ---------------------------------------- ----------------------------------------
         T. Gibbs Kane, Jr.            President and Director                   Sound Shore Management, Inc.
                                       ---------------------------------------- ----------------------------------------
                                       President and Director                   Sound Shore Fund, Inc.
         ----------------------------- ---------------------------------------- ----------------------------------------

         ----------------------------- ---------------------------------------- ----------------------------------------
         Shanna S. Sullivan            Vice President, Treasurer, Secretary     Sound Shore Management, Inc.
                                       and Director
                                       ----------------------------------------
                                                                                ----------------------------------------
                                       Secretary                                Sound Shore Fund, Inc.

         ----------------------------- ---------------------------------------- ----------------------------------------


ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, Registrant's underwriter, or its affiliate, Forum Financial Services, Inc., serve as underwriter for the following investment companies registered under the Investment Company Act of 1940. As amended:

        The CRM Funds                                  Monarch Funds
        The Cutler Trust                               Norwest Advantage Funds
        Forum Funds                                    Norwest Select Funds
        Memorial Funds                                 Sound Shore Fund, Inc.

(b) The following officer of Forum Fund Services, LLC, Registrant's underwriter, holds the following position with registrant. Her business address is Two Portland Square, Portland, Maine 04101.

         Name                           Position with Underwriter             Position with Registrant
         ----                           -------------------------             ------------------------
         Sara M. Morris                         Treasurer                            Treasurer

(c)      Not Applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101 and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 except that certain items are maintained at the following locations:

(a) Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 (journals of receipts and disbursements of cash).


(b) Sound Shore Management, Inc., 8 Sound Shore Drive, Greenwich, Connecticut 06836 (brokerage orders, portfolio purchases or sales, and quarterly records showing the basis for the allocation of orders).


ITEM 29.  MANAGEMENT SERVICES


Not Applicable.


ITEM 30.  UNDERTAKINGS
None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment number 20 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, State of New York on March 1, 1999.


                                         SOUND SHORE FUND, INC.


                                         T. Gibbs Kane, Jr., President

                                         By: /s/ David I. Goldstein
                                            ----------------------------------
                                         David I. Goldstein, Attorney-in-fact*

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on March 1, 1999.

(a)      Principal Executive Officer
         T. Gibbs Kane, Jr., President

         /s/ David I. Goldstein
         -------------------------------
         David I. Goldstein, Attorney-in-fact*


(b)      Principal Financial Officer


         /s/ Sara Morris
         -------------------------------
         Sara Morris, Treasurer

(c)      A majority of the Directors

         T. Gibbs Kane, Jr., Director
         Dr. D. Kenneth Baker, Director
         Harry Burn, III, Director
         Charles J. Hedlund, Director
         John L. Lesher, Director
         John J. McCloy, II, Director
         Walter R. Nelson, Director

         By: /s/ David I. Goldstein
            -----------------------------
         David I. Goldstein, Attorney-in-fact*


* Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS


Exhibit

(2)      By-Laws of Registrant.

Other Exhibits:

          Powers of Attorney of T. Gibbs Kane, Jr., Harry Burn, III, John L. Lesher, Charles J. Hedlund, D. Kenneth Baker, John J. McCloy II and Walter R. Nelson.